Interim Condensed Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-current Assets
Property, plant and equipment	¥ 410,080	¥ 407,337
Right-of-use assets	9,582
Intangible assets	15,706	15,717
Investments in associates	4,867	4,433
Investment in a joint venture	20,365	20,268
Equity investments	2,517	4,048
Deferred tax assets	24,308	27,412
Other non-current assets	9,241	9,482
Total non-current assets	496,666	488,697
CURRENT ASSETS
Inventories and supplies	6,762	5,852
Trade receivables	23,541	21,686
Other financial assets	154,605	125,283
Other current assets	10,079	9,069
Time deposits with maturity over three months	13,160	13,760
Cash and cash equivalents	15,726	14,432
Total current assets	223,873	190,082
Current Liabilities
Loans and borrowings	17,386	7,042
Trade and accrued payables	37,624	32,686
Lease liabilities	3,001
Contract liabilities	2,085	2,036
Other payables and accrued liabilities	13,216	12,777
Dividends payable	15,710
Taxes payable	12,216	15,701
Total current liabilities	101,238	70,242
NET CURRENT ASSETS	122,635	119,840
TOTAL ASSETS LESS CURRENT LIABILITIES	619,301	608,537
Non-current Liabilities
Loans and borrowings	122,666	132,479
Lease liabilities	5,867
Provision for dismantlement	55,923	54,159
Deferred tax liabilities	3,166	3,178
Other non-current liabilities	813	1,356
Total non-current liabilities	188,435	191,172
NET ASSETS	430,866	417,365
Equity attributable to owners of the parent
Issued capital	43,081	43,081
Reserves	387,785	374,284
TOTAL EQUITY	¥ 430,866	¥ 417,365